John Hancock Financial Services U.S. Wealth Management Law Department 601 Congress Street Boston, MA 02210-2805 (617) 663-3192 Fax: (617) 663-2197 E-Mail: tloftus@jhancock.com
April 7, 2009
Alison T. White
Senior Counsel
U.S. Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549-4644

Re:	John Hancock Variable Annuity Account H Registration Statement on Form N-4 (File No. 333-70728) 485(a) Post-Effective Amendment No. 30
John Hancock Variable Annuity Account A Registration Statement on Form N-4 (File No. 033-79112) 485(a) Post-Effective Amendment No. 38	John Hancock Life Insurance Company (U.S.A.) Venture Variable Annuity Contracts John Hancock Life Insurance Company of New York Venture Variable Annuity Contracts
Dear Ms. White:
This letter is in response to the comments you gave to me over the telephone on March 26 and 27, 2009, regarding the Rule 485(a) Post-Effective Amendments to the above-referenced registration statements on Form N-4, filed on March 25, 2009 (Accession Nos. 0000950135-09-002038 and 0000950135-09-002039). Your comments are shown in italics. In our response, we use underlines to show additions and ~~strikethroughs~~ to show deletions to the text of the prospectus.
Comment 1. Portfolio Expense Table
The “Management Fees” column heading in the Portfolio Expense Table for your American Fund Portfolios contained a footnote reference to footnote 21. There was no corresponding footnote 21, however. Please correct this reference.
RESPONSE: The Portfolio Expense Table has been corrected, and the reference to footnote 21 is now a reference to footnote 14, which reads as follows:

[14]	Capital Research Management Company (the adviser to the master fund for each of the JHT Feeder Funds) is waiving a portion of its management fee. The fees shown do not reflect the waiver. See the financial highlights table in the American Funds’ prospectus or annual report for further information.
The corrected table is included in this amendment to the captioned Registration Statements.
Comment 2. Withdrawals after the Lifetime Income Date
The prospectuses contain the following disclosure:
Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, exceeds the Lifetime Income Amount when combined with any other withdrawal for that Contract Year). If so, we will reduce the Benefit Base on a pro rata basis. We do this by reducing

Alison T. White, Esq.
SEC Office of Insurance Products
April 7, 2009

your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal.
Please emphasize with bold or italicized print that the Contract Value is reduced by the entire amount of the withdrawal.
RESPONSE: This change has been made, so the last sentence in the paragraph above now reads: “We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal.”
Comment 3. Effective Date
Please be sure to allow time for the staff to review the updated numbers and values wherever final figures were not provided in previous filings.
RESPONSE: The filings include no new updates except the following:
i. Purchase payment limits for Contracts that purchase a guaranteed minimum withdrawal benefit rider were previously reduced, but have been increased once again to $100,000. The changes can be found in the section entitled “Restrictions on Additional Purchase Payments” as follows:
Special Purchase Payment limits on Nonqualified Contracts. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:
•	on or after the first Contract Anniversary, without our prior approval, we will not accept an Additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100~~25~~,000.
Special Purchase Payment limits on Qualified Contracts. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make Purchase Payments:
•	to the extent provided in your Rider, we will not accept an Additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100~~25~~,000;

•	for the year that you become age 70 1/2 and for any subsequent years, if we issue your Contract in connection with an IRA, we will only accept a Purchase Payment that qualifies as a “rollover contribution”; but

•	we will not accept any Purchase Payment after the oldest Owner becomes age 81.
ii. The following 12h-7 disclosure has been added at the end of “IX. General Matters”:
The Company believes that, consistent with well-established industry and SEC practice, the periodic reporting requirements of the Securities Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.
Comment 4. Agreements filed under Part C, Item 24
In Part C, Item 24, you have incorporated by reference to “forms of” agreements previously filed. Please file the actual agreement required by Form N-4.

Alison T. White, Esq.
SEC Office of Insurance Products
April 7, 2009

RESPONSE: This post-effective amendment contains, or cross-references to another filing that contains, the actual agreements required by Form N-4.
Comment 5. Tandy Representations
RESPONSE: The Registrants hereby acknowledge that:
•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrants from their full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrants may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Request for Acceleration
On behalf of the Registrants and John Hancock Distributors LLC, their Principal Underwriter, I have been authorized to request an order to accelerate the effectiveness of the above-referenced registration statements to the earliest possible time on May 1, 2009. I intend to make such request orally within one business day of your receipt of this letter. As required by Rule 461(a) of the Act, the Registrants and Principal Underwriter certify that they are aware of their obligations under the Act.
Please do not hesitate to contact me on any matters regarding John Hancock’s variable annuity filings at (617) 663-3192 or, in my absence, please contact Arnold R. Bergman, Esq. at (617) 663-2184.
Very truly yours,

/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel — Annuities